Deferred PIS and Cofins	12 Months Ended
Dec. 31, 2024
Deferred Pis And Cofins
Deferred PIS and Cofins

20	Deferred PIS and Cofins

Non-current liablities

	December 31, 2024	December 31, 2023
Deferred PIS/Cofins taxes
PIS/Cofins – Financial Asset	822,482	-
PIS/Cofins – Estimated Revenue	111,475	-
Other	183,847	164,097
Total	1,117,804	164,097